Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Property, Plant and Equipment [Line Items]
Total of gross carrying amount			¥ 22,118		¥ 31,808
Less: accumulated depreciation			(6,217)		(14,891)
Property and equipment, net	$ 2,612		15,901		16,917
Depreciation expense	$ 1,339	¥ 8,674	4,035	¥ 1,788
Servers, computers and equipment [Member]
Property, Plant and Equipment [Line Items]
Total of gross carrying amount			13,807		14,615
Furniture, fixtures and office equipment [Member]
Property, Plant and Equipment [Line Items]
Total of gross carrying amount			2,209		11,031
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total of gross carrying amount			5,488		5,548
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total of gross carrying amount			¥ 614		¥ 614